OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2010

Estimated average burden

hours per response... 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03790

Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

Willard L. Umphrey, Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

781-259-1144

(Registrant’s telephone number)

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments

QUANT SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2007

COMMON STOCK - 95.4%
	Shares	Value
AEROSPACE & DEFENSE - 2.6%
BE Aerospace, Inc. (a)	83,857	$4,436,035

COMMERCIAL SERVICES & SUPPLIES - 11.0%
AMN Healthcare Services, Inc. (a)	79,639	1,367,402
Bright Horizons Family Solutions, Inc. (a)	35,561	1,228,277
Huron Consulting Group, Inc. (a)	48,500	3,910,555
inVentiv Health, Inc. (a)	42,635	1,319,980
Kforce Inc. (a)	156,285	1,523,779
Sotheby’s	94,952	3,617,671
Star Bulk Carriers Corp.(a)	135,130	1,736,420
Novamerican Steel, Inc.(a)	129,671	558,882
Waste Connections, Inc. (a)	110,968	3,428,911
		18,691,877
COMMUNICATIONS EQUIPMENT - 7.0%
ARRIS Group, Inc. (a)	44,784	446,945
Comtech Telecommunications Corporation (a)	45,496	2,457,239
Comverse Technology, Inc. (a)	68,213	1,176,674
NICE-Systems, Ltd. (a) (b)	125,062	4,292,128
Polycom, Inc. (a)	65,567	1,821,451
Sierra Wireless, Inc. (a)	117,187	1,740,227
		11,934,664
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Leesport Financial Corporation	152	2,713

ELECTRICAL EQUIPMENT - 2.5%
Evergreen Solar, Inc.(a)	110,049	1,900,546
Ultralife Batteries, Inc. (a)	113,284	2,282,673
		4,183,219

ENERGY EQUIPMENT & SERVICES - 6.6%
Core Laboratories N.V. (a)	68,321	8,520,995
Dawson Geophysical Company (a)	35,962	2,569,845
		11,090,840
FOOD PRODUCTS - 4.2%
The Great Atlantic & Pacific Tea Company, Inc. (a)	66,640	2,087,831
The Hain Celestial Group, Inc. (a)	50,785	1,625,120
United Natural Foods, Inc. (a)	108,534	3,442,699
		7,155,650
HEALTH CARE EQUIPMENT & SERVICES - 13.4%
Echo Healthcare Acquisition Corp. (a)	55,184	419,398

Omnicell Inc. (a)	150,293	4,047,390
Psychiatric Solutions, Inc.(a)	141,554	4,600,505
Schein (Henry), Inc. (a)	55,384	3,400,578
Sierra Health Services, Inc. (a)	144,477	6,062,255
Stereotaxis, Inc. (a)	44,334	541,762
Sunrise Senior Living, Inc. (a)	63,951	1,962,017
ZOLL Medical Corporation (a)	65,795	1,758,042
		22,791,947
HOTELS, RESTAURANTS & LEISURE - 6.1%
California Pizza Kitchen, Inc. (a)	36,412	566,935
Great Wolf Resorts, Inc. (a)	164,902	1,617,689
Morgans Hotel Group Co. (a)	78,503	1,513,538
National CineMedia, Inc. (a)	29,478	743,140
Vail Resorts, Inc. (a)	109,950	5,916,409
		10,357,711
HOUSEHOLD DURABLES - 0.8%
Interface, Inc. CL A	80,390	1,311,965

INTERNET & CATALOG RETAIL - 0.7%
NutriSystem Inc. (a)	44,422	1,198,506

LEISURE EQUIPMENT & PRODUCTS - 0.7%
LeapFrog Enterprises, Inc. (a)	169,678	1,141,933

MACHINERY - 1.8%
Gardner Denver, Inc. (a)	93,448	3,083,784

MEDIA - 3.9%
Acacia Research Corporation (a)	140,379	1,260,604
Entercom Communications Corporation	140,554	1,924,184
Lions Gate Entertainment Corporation (a)	267,503	2,519,878
Regal Entertainment Group	54,484	984,526
		6,689,192
METALS & MINING - 3.9%
Coeur d’Alene Mines Corporation (a)	503,624	2,487,902
Hecla Mining Company (a)	164,037	1,533,746
Lundin Mining Corporation (a)	275,414	2,641,220
		6,662,868
OIL & GAS - 1.0%
Natural Gas Services Group Inc.	86,359	1,693,500

PERSONAL PRODUCTS - 0.8%
Inter Parfums, Inc.	77,292	1,388,937

PHARMACEUTICALS - 2.1%
American Oriental Bioengineering, Inc. (a)	314,676	3,486,610

REAL ESTATE - 10.9%

Entertainment Properties Trust	148,911	6,998,817
FelCor Lodging Trust Inc.	89,259	1,391,548
Grubb & Ellis Company (a)	150,913	967,352
Hersha Hospitality Trust	333,637	3,169,551
Ventas, Inc.	132,071	5,976,213
		18,503,481
RETAILING - 2.9%
GUESS?, Inc.	99,235	3,760,014
FGX International Holdings Limited (a)	6,092	72,190
Urban Outfitters, Inc. (a)	40,321	1,099,150
		4,931,354
SOFTWARE & SERVICES - 5.6%
China Finance Online Co.Limited(a)	36,374	796,590
Euronet Worldwide, Inc. (a)	59,500	1,785,000
Internet Capital Group, Inc. (a)	109,912	1,290,367
Marchex, Inc.	59,475	645,899
Synchronoss Technologies, Inc.(a)	53,973	1,912,803
Ulticom, Inc. (a)	167,009	1,336,072
Verint Systems Inc. (a)	84,715	1,656,178
		9,422,909
TELECOMMUNICATION SERVICES - 0.2%
Atlantic Tele-Network, Inc.	9,922	335,165

WIRELESS TELECOMMUNICATION SERVICES - 6.7%
Crown Castle International Corporation (a)	208,808	8,686,413
SBA Communications Corporation (a)	77,223	2,613,227
		11,299,640
TOTAL COMMON STOCK
(Cost $132,254,158)		161,794,500

WARRANTS - 0.1%
Novamerican Steel, Inc. (a)	97,662	97,662

TOTAL WARRANTS		97,662
(Cost $155,306)

SHORT TERM INVESTMENTS - 7.3%
	Par Value	Value
State Street Bank & Trust
Repurchase Agreement 1.15%,
1/02/08, (Dated 12/31/07),
Collateralized by $9,330,000 par
U.S. Treasury Bond - 8%,
11/15/2021, Market Value
$12,618,825, Repurchase
Proceeds $12,367,790.11 (Cost
$12,367,000)	$ 12,367,000	$12,367,000

TOTAL INVESTMENTS - 102.8%
	(Cost $144,776,464) (c)	174,259,162
OTHER ASSETS & LIABILITIES (NET) - (2.8%)		(4,747,899)
NET ASSETS - 100%		$169,511,263

(a)	Non-income producing security
(b)	ADR - American Depositary Receipts
(c)	At December 31, 2007, the unrealized appreciation of investments
	based on aggregate cost for federal tax purposes of $144,791,848
	was as follows:

	Aggregate gross unrealized appreciation for all
	investments in which there is an excess of
	value over tax cost	$39,007,308
	Aggregate gross unrealized depreciation for all
	investments in which there is an excess of tax
	cost over value	(9,539,994)
	Net unrealized appreciation	$29,467,314

	The percentage of each investment category is calculated as a
	percentage of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT LONG / SHORT FUND

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2007

COMMON STOCK - 98.5%

LONG POSITIONS - 125.2%
	Shares	Value
AEROSPACE & DEFENSE - 3.2%
L-3 Communications Holdings, Inc.	7,900	$836,926
Lockheed Martin Corporation *	15,900	1,673,634
		2,510,560
AUTOMOBILES - 0.8%
Hertz Global Holdings, Inc. (a)	40,000	635,600

BANKS - 4.2%
Bank of America Corporation *	63,400	2,615,884
The Bank of New York Mellon Corporation	1,300	63,388
Wells Fargo & Company *	21,000	633,990
		3,313,262
BIOTECHNOLOGY - 2.0%
Vertex Pharmaceuticals Incorporated (a) *	70,500	1,637,715

CHEMICALS - 0.3%
Celanese Corporation	5,900	249,688

COMMERCIAL SERVICES AND SUPPLIES - 7.7%
Career Education Corporation (a) *	45,100	1,133,814
Deluxe Corporation *	71,800	2,361,502
ITT Educational Services, Inc. (a) *	23,800	2,029,426
Sotheby’s	16,000	609,600
		6,134,342
COMMUNICATIONS EQUIPMENT - 7.8%
Cisco Systems, Inc. (a) *	105,800	2,864,006
Motorola, Inc. *	161,600	2,592,064
Plantronics, Inc.	27,800	722,800
		6,178,870
COMPUTERS & PERIPHERALS - 3.8%
Apple Inc. (a) *	4,600	911,168

Hewlett-Packard Company *	16,300	822,824
International Business Machines	3,100	335,110
Network Appliance, Inc. (a) *	39,400	983,424
		3,052,526
CONSTRUCTION ENGINEERING - 0.6%
McDermott International, Inc. (a)	4,000	236,120
The Shaw Group, Inc. (a)	3,700	223,628
		459,748
CONTAINERS & PACKAGING - 2.4%
Pactiv Corporation (a) *	72,000	1,917,360

DIVERSIFIED FINANCIAL SERVICES - 5.9%
Affiliated Managers Group, Inc. (a)	5,600	657,776
American Express Company *	7,600	395,352
Ameriprise Financial, Inc.	3,600	198,396
Citigroup, Inc. *	33,266	979,351
JPMorgan Chase & Co. *	46,900	2,047,185
Morgan Stanley *	6,600	350,526
TD AMERITRADE Holding Corporation	3,200	64,192
		4,692,778
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.6%
AT&T Corporation *	79,187	3,291,012
CenturyTel, Inc.	8,500	352,410
		3,643,422
ELECTRIC UTILITIES - 3.0%
American Electric Power Company, Inc.	2,500	116,400
Edison International *	41,700	2,225,529
FirstEnergy Corp.	800	57,872
		2,399,801
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Thermo Fisher Scientific, Inc. (a)	2,600	149,968

ENERGY EQUIPMENT & SERVICES - 1.8%
Dresser-Rand Group, Inc. (a)	13,100	511,555
Global Industries, Ltd.	1,900	40,698
National Oilwell Varco, Inc. (a)	11,900	874,174

		1,426,427
FOOD & STAPLES RETAILING - 0.7%
Carolina Group *	6,100	520,330
Coca-Cola Enterprises, Inc.	1,600	41,648
		561,978
HEALTH CARE EQUIPMENT & SERVICES - 1.6%
DENTSPLY International, Inc.	3,200	144,064
Humana, Inc. (a)	2,500	188,275
McKesson Corporation	7,100	465,121
Waters Corporation (a)	6,000	474,420
		1,271,880
HEALTH CARE PROVIDERS & SERVICES - 3.8%
Aetna, Inc.	11,700	675,441
CIGNA Corporation *	43,300	2,326,509
		3,001,950
HOTELS, RESTAURANTS & LEISURE - 0.8%
McDonald’s Corporation	11,000	648,010

HOUSEHOLD PRODUCTS - 2.4%
Energizer Holdings, Inc. (a) *	16,700	1,872,571

INDUSTRIAL CONGLOMERATES - 1.0%
Cooper Industries, Ltd.	5,000	264,400
General Electric Company	13,300	493,031
		757,431
INSURANCE - 8.5%
ACE Ltd.	10,500	648,690
AFLAC Inc.	2,800	175,364
American International Group, Inc.	10,800	629,640
MetLife, Inc. *	17,100	1,053,702
RenaissanceRe Holdings, Ltd. *	29,500	1,777,080
The Travelers Companies, Inc. *	16,900	909,220
Unum Group *	67,200	1,598,688
		6,792,384
LEISURE EQUIPMENT & PRODUCTS - 2.0%
Hasbro, Inc. *	59,400	1,519,452

Mattel, Inc.	2,400	45,696
		1,565,148
MACHINERY - 4.3%
AGCO Corporation (a) *	36,300	2,467,674
Caterpillar, Inc. *	13,600	986,816
		3,454,490
MEDIA - 1.9%
CBS Corporation Class B *	4,600	125,350
Disney (Walt) Company	12,400	400,272
Gannett Co., Inc.	1,300	50,700
Omnicom Group, Inc. *	20,200	960,106
		1,536,428
OIL & GAS - 15.6%
ChevronTexaco Corporation	5,900	550,647
ConocoPhillips *	31,600	2,790,280
Exxon Mobil Corporation *	46,100	4,319,109
Frontier Oil Corporation	17,200	697,976
Holly Corporation	11,000	559,790
Occidental Petroleum Corporation	12,600	970,074
Tesoro Corporation *	20,600	982,620
Valero Energy Corporation	8,200	574,246
XTO Energy, Inc. *	19,125	982,260
		12,427,002
PERSONAL PRODUCTS - 1.4%
NBTY, Inc. (a) *	40,800	1,117,920

PHARMACEUTICALS & BIOTECHNOLOGY - 5.3%
AmerisourceBergen Corporation	17,400	780,738
Amylin Pharmaceuticals, Inc. (a)	900	33,300
Forest Laboratories, Inc. (a) *	66,100	2,409,345
Medco Health Solutions, Inc. (a)	9,200	932,880
PharMerica Corporation (a)	1,450	20,126
		4,176,389
RETAILING - 4.8%
Big Lots, Inc. (a) *	103,700	1,658,163

RadioShack Corporation *	85,300	1,438,158
Sherwin-Williams Company	12,000	696,480
		3,792,801
SEMICONDUCTOR EQUIPMENT - 4.9%
QLogic Corporation (a) *	118,100	1,677,020
RF Micro Devices, Inc. (a) *	338,500	1,932,835
Texas Instruments Inc.	8,900	297,260
		3,907,115
SOFTWARE & SERVICES - 5.0%
eBay, Inc. (a)	24,000	796,560
McAfee, Inc. (a) *	37,900	1,421,250
Microsoft Corporation *	49,300	1,755,080
		3,972,890
SPECIALTY RETAIL - 9.5%
Aeropostale, Inc. (a) *	69,550	1,843,075
AutoZone, Inc. (a) *	18,800	2,254,308
GameStop Corporation (a) *	45,100	2,801,161
The TJX Companies, Inc.	22,000	632,060
		7,530,604
TOBACCO - 2.1%
Altria Group, Inc. *	22,000	1,662,760

UTILITIES - 1.3%
Energen Corporation	12,600	809,298
Questar Corporation	4,300	232,630
		1,041,928

TOTAL LONG POSITIONS - 125.2%		$99,493,746
(Cost $97,612,948) (b)

SHORT POSITIONS - (27.1%)

AEROSPACE & DEFENSE - (0.3%)
BE Aerospace, Inc. (a)	(5,000)	(264,500)

COMMERCIAL SERVICES AND SUPPLIES - (2.5%)
Covanta Holding Corporation	(13,500)	(373,410)

Monster Worldwide, Inc. (a)	(32,300)	(1,046,520)
The Brink’s Company	(9,300)	(555,582)
		(1,975,512)
COMMUNICATIONS EQUIPMENT - (1.2%)
Ciena Corporation (a)	(27,900)	(951,669)

DISTRIBUTORS - (1.7%)
CarMax, Inc. (a)	(66,600)	(1,315,350)

DIVERSIFIED FINANCIAL SERVICES - (0.4%)
Countrywide Financial Corporation	(39,500)	(353,130)

ELECTRIC UTILITIES - (0.6%)
Dynegy, Inc. (a)	(65,700)	(469,098)

ENERGY EQUIPMENT & SERVICES - (1.3%)
TETRA Technologies, Inc. (a)	(67,200)	(1,046,304)

HEALTH CARE PROVIDERS & SERVICES - (2.1%)
Pharmaceutical Product Development, Inc.	(18,600)	(750,882)
Psychiatric Solutions, Inc. (a)	(27,400)	(890,500)
		(1,641,382)
HOTELS, RESTAURANTS & LEISURE - (0.8%)
Panera Bread Company (a)	(17,000)	(608,940)

HOUSEHOLD DURABLES - (2.0%)
Dolby Laboratories, Inc. (a)	(32,200)	(1,600,984)

INSURANCE - (0.1%)
Unitrin, Inc.	(1,800)	(86,382)

IT CONSULTING & SERVICES - (0.5%)
Unisys Corporation	(87,000)	(411,510)

MEDIA - (1.3%)
The Interpublic Group of Companies, Inc. (a)	(130,400)	(1,057,544)

PHARMACEUTICAL & BIOTECHNOLOGY - (2.5%)
Abraxis BioScience, Inc. (a)	(6,350)	(436,690)
APP Pharmaceuticals, Inc. (a)	(25,400)	(260,858)

Sepracor, Inc. (a)	(49,200)	(1,291,500)
		(1,989,048)
RETAILING - (4.0%)
Circuit City Stores, Inc.	(171,200)	(719,040)
Dillard’s, Inc.	(62,000)	(1,164,360)
Saks Inc.	(62,200)	(1,291,272)
		(3,174,672)
SEMICONDUCTOR EQUIPMENT - (2.2%)
Advanced Micro Devices, Inc. (a)	(81,300)	(609,750)
Cypress Semiconductor Corporation (a)	(18,800)	(677,364)
LSI Logic Corporation (a)	(82,200)	(436,482)
		(1,723,596)
SOFTWARE & SERVICES - (0.5%)
VeriFone Holdings, Inc. (a)	(17,500)	(406,875)

SPECIALTY RETAIL - (0.4%)
Penske Automotive Group, Inc.	(16,600)	(289,836)

TEXTILES AND APPAREL - (0.5%)
Crocs, Inc. (a)	(10,100)	(371,781)

WIRELESS TELECOMMUNICATIONS - (1.3%)
SBA Communications Corporation (a)	(31,200)	(1,055,808)

TOTAL SHORT POSITIONS (26.2%)		$(20,793,921)
(Proceeds $25,310,204) (b)
TOTAL LONG POSITIONS 125.2%		$99,493,746
TOTAL SHORT POSITIONS (26.2%)		(20,793,921)

TOTAL LONG + SHORT 99.0%		$78,699,825
OTHER ASSETS & LIABILITIES (NET) - 1.0%		760,147
NET ASSETS - 100%		$79,459,972

(a) Non-Income producing security
(b)	At December 31, 2007, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $73,122,939 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost	$17,102,363
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value	(10,705,282)
Net unrealized appreciation	$6,397,081

The percentage of each investment category is calculated as a percentage of net assets.
* All or a portion of this security is held as collateral for securities sold short.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2007

COMMON STOCK - 87.3%
	Shares	Value
BRAZIL - 8.3%
Companhia de Saneamento Basico de	459,000	$10,605,994
Estado de Sao Paolo-SABESP
Gerdau SA (a)	282,087	8,183,344
Petroleo Brasileiro SA (a)	193,718	18,639,546
Unibanco-Uniao de Bancos Brasileiros SA (b)	59,031	8,243,089
Usinas Siderurgicas de Minas	104,400	4,780,111
Gerais SA (a)
		50,452,084
CHINA - 14.3%
Angang Steel Company Limited	2,995,000	8,200,586
Chaoda Modern Argriculture (Holdings) Limited	10,400,400	9,456,849
China Life Insurance Co., Limited	1,004,000	5,195,501
China Mobile Limited	1,222,000	21,611,537
China Petroleum and Chemical	8,250,000	12,442,609
Corporation (Sinopec)
China Shipping Development Company, Ltd.	2,770,000	7,318,081
Hopson Development Holdings Limited	3,546,000	9,800,228
Jiangxi Copper Company Limited	1,227,000	3,011,873
Petrochina Company Limited	2,980,000	5,312,284
Shenzhen Investment Limited	5,966,000	4,269,408
		86,618,956
CZECH REPUBLIC - 2.6%
Ceske Energeticke Zavody (CEZ)	210,671	15,800,817

HUNGARY - 1.4%
MOL Hungarian Oil and Gas Nyrt.	17,400	2,464,970
OTP Bank Nyrt.	117,984	5,997,870
		8,462,840
INDIA - 3.0%
Infosys Technologies Limited (a)	79,400	3,601,584
Mahindra & Mahindra Ltd. (b)	118,400	2,658,080
State Bank of India (b)	96,077	11,721,394
		17,981,058
ISRAEL - 1.6%
Partner Communications Company Ltd.	438,714	9,711,206

MALAYSIA - 1.3%
Bumiputra-Commerce Holdings Bhd	2,337,700	7,775,839

MEXICO - 5.7%

America Movil SAB de CV	2,074,410	6,367,127
Consorcio Ara S.A. de CV	4,496,400	5,026,074
Controladora Comercial	1,485,700	3,743,415
Mexicana SA de CV
Grupo Mexico SAB de CV	1,639,600	10,305,430
Telefonos De Mexico SAB de CV (Telmex)	4,935,500	9,134,539
		34,576,585

PHILIPPINES - 0.9%
First Philippine Holdings Corporation	2,662,800	4,677,238
Petron Corporation	7,805,598	1,077,938
		5,755,176

POLAND - 0.9%
Globe Trade Centre S.A. (c)	307,133	5,557,330

RUSSIA - 8.7%
Gazprom (a)	425,627	24,133,051
JSC MMC Norilsk Nickel (a)	35,100	9,503,325
LUKoil (a)	62,900	5,440,850
SISTEMA JSFC (b)	198,426	8,284,285
Tatneft (b)	44,546	5,390,066
		52,751,577
SOUTH AFRICA - 7.8%
African Bank Investments Limited	1,558,048	7,523,112
Ellerine Holdings Limited	386,624	4,695,369
Foschini Limited	701,023	4,954,299
MTN Group Limited	609,120	11,413,508
Nampak Limited	912,654	2,871,094
Sasol Ltd.	37,525	1,861,329
Standard Bank Group Limited	420,984	6,164,753
Steinhoff International Holdings Limited	619,758	1,759,246
Tiger Brands Limited	236,093	5,803,569
		47,046,279
SOUTH KOREA - 13.2%
Daelim Industrial Co., Ltd.	51,000	9,752,684
Dongbu Insurance Co., Ltd.	125,500	7,333,849
GS Engineering & Construction Corp	53,150	8,857,860
Hankook Tire Co. Ltd.	392,260	7,501,153
Hyundai Heavy Industries Co., Ltd.	25,550	12,078,281
Hyundai Mipo Dockyard Co., Ltd.	30,420	9,375,749
Kookmin Bank	72,300	5,329,523
Samsung Electronics Co., Ltd.	2,990	1,776,016
Shinhan Financial Group Co., Ltd.	118,320	6,762,588
SK Holdings Co., Ltd.	14,320	3,029,069
SK Energy Co., Ltd. (c)	35,059	6,779,209
SK Telecom Co., Ltd.	4,680	1,244,934
		79,820,915

TAIWAN - 10.5%
AU Optronics Corp	2,663,262		5,214,113
China Steel Corporation	6,142,920	#	8,238,666
D-Link Corporation	3,160,980		5,584,306
Delta Electronics Inc.	1,154,493		3,951,000
MediaTek Incorporation	343,087		4,453,271
Nan Ya Plastics Corporation	3,434,000		9,105,243
Powertech Technology Inc.	2,589,900		9,222,693
Siliconware Precision Industries Company	3,207,349		5,765,110
Unimicron Technology Corp.	6,634,000		11,658,512
			63,192,914
THAILAND - 3.5%
Aromatics (Thailand) PCL	2,031,500		4,143,211
PTT Public Company Limited	385,100		4,310,010
Rayong Refinery PCL	18,024,900		12,457,168
			20,910,389
TURKEY - 3.6%
Turkcell Iletisim Hizmetleri AS	364,889		3,984,286
Turkiye Garanti Bankasi AS	607,435		5,440,877
Turkiye Sise ve Cam Fabrikalari AS	1,438,366		2,895,751
Yapi ve Kredi Bankasi AS (c)	2,662,323		9,357,023
			21,677,937

TOTAL COMMON STOCK			528,091,902
(Cost $358,642,877)

PREFERRED STOCK - 5.1%
BRAZIL - 5.1%
Banco Bradesco SA (a)	430,166		$13,765,312
Companhia Vale do Rio Doce (a)	605,452		16,940,547
			30,705,859
TOTAL PREFERRED STOCK
(Cost $15,531,346)			30,705,859

EXCHANGE TRADED FUNDS - 4.1%
OTHER - 4.1%
iShares MSCI Emerging Market Index Fund	81,900		12,309,570
Vanguard Emerging Markets ETF	117,800		12,286,540

TOTAL EXCHANGE TRADED FUNDS
(Cost $20,467,452)	133,535,922		24,596,110

SHORT TERM INVESTMENTS - 3.2%
	Par Value		Value
State Street Bank & Trust
Repurchase Agreement 1.15%,
1/02/08, (Dated 12/31/07),

Collateralized by $14,405,000 par
U.S. Treasury Bond - 8%,
11/15/2021, Market Value
$19,482,762.50, Repurchase
Proceeds $19,096,219.96(Cost
$19,095,000)	$ 19,095,000	$19,095,000
TOTAL INVESTMENTS - 99.7%
(Cost $413,736,675) (d)		602,488,871
OTHER ASSETS & LIABILITIES (Net) - 0.3%		1,696,649
NET ASSETS - 100%		$604,185,520

(a) ADR - American Depositary Receipts
(b) GDR - Global Depositary Receipts
(c) Non-income producing security.
(d)	At December 31, 2007, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $413,736,675 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$196,663,068
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(7,910,872)

Net unrealized appreciation		$188,752,196

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common, Preferred Stock, and Exchange Traded Funds)
Financial		20.6%
Energy		17.7%
Material		14.6%
Telecommunication Services		12.3%
Information Technology		8.8%
Industrial		8.1%
Utilities		5.3%
Consumer Discretionary		5.1%
Exchange Traded Funds		4.2%
Consumer Staples		3.3%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2007

COMMON STOCK - 99.2%
	Shares	Value
AUSTRALIA - 2.5%
BHP Billiton Ltd.	743,850	$26,216,946

AUSTRIA - 2.2%
Andritz AG	378,960	22,965,728

BELGIUM - 4.8%
KBC Groep N.V.	183,756	25,845,141
Solvay S.A.	175,580	24,566,840
		50,411,981
CANADA - 2.4%
Methanex Corporation	914,107	25,470,487

CROATIA - 0.0%
Hrvatske telekomunikacije dd (a)	1,584	111,395

FINLAND - 8.7%
Cargotec Corp., Class B	462,050	21,380,852
Konecranes OYJ	632,380	21,801,393
Kone Corporation OYJ-B	304,800	21,359,186
UPM-Kymmene OYJ	436,580	8,821,333
Yit-Yhtyma OYJ	854,500	18,727,336
		92,090,100
FRANCE - 8.9%
Christian Dior S.A.	200,673	26,376,122
Compagnie de Saint Gobain S.A.	224,620	21,178,886
Imerys S.A.	257,598	21,181,178
Tecnip S.A.	324,600	25,864,693
		94,600,879
GERMANY - 3.3%
Continental AG	187,537	24,400,037
Hannover Rueckvers	240,500	11,093,709

		35,493,746

IRELAND - 10.9%
Anglo Irish Bank Corporation plc	1,510,200	24,155,392
Bank of Ireland	1,594,557	23,755,800
CRH PLC	684,798	23,767,686
Greencore Group PLC	3,836,889	25,143,042
Smurfit Kappa PLC (b)	1,141,000	18,672,156
		115,494,076
JAPAN - 18.6%
Asahi Breweries Ltd.	1,296,900	21,964,238
Central Japan Railway Company	2,048	17,470,742
Iino Kaiun Kaisha	1,771,600	16,460,822
Kansai Electric Power Company Inc.	860,300	20,060,703
KDDI Corporation	3,456	25,738,639
Maruichi Steel Tube Ltd.	771,400	19,196,097
Meiji Dairies Corporation	4,172,000	21,286,667
Nippon Yusen Kabushiki Kaisha	2,524,000	20,062,767
Showa Denko K.K.	6,778,000	24,268,899
Tokyo Electric Power Company Inc.	398,400	10,306,369
		196,815,943
MEXICO - 1.9%
Cemex S.A. de CV (a)	778,025	20,111,946

NORWAY - 6.2%
Austevoll Seafood ASA (b)	571,353	4,156,366
Camillo Eitzen & Co. ASA	1,167,679	16,128,609
DNB Holding ASA	1,500,623	22,938,333
Eitzen Maritime Services ASA (b)	231,851	111,018
Yara International ASA	480,800	22,269,713
		65,604,039
SOUTH AFRICA - 7.6%
Impala Platinum Holdings Ltd.	631,165	21,910,481
Metorex Ltd. (b)	5,511,718	17,621,433
Sappi Ltd.	1,363,183	19,407,508
Sasol Ltd.	441,135	21,881,344

		80,820,766
SOUTH KOREA - 4.2%
Samsung Electronics Company Ltd.	35,785	21,255,766
SK Telecom Company Ltd.	85,393	22,715,514
		43,971,280
SPAIN - 2.3%
Banco Bilbao Vizcaya Argentaria	983,546	24,100,775

SWEDEN - 4.7%
Autoliv Inc. (a)(b)	424,934	22,398,271
Duni AB	568,400	4,353,231
Investor AB	998,156	22,702,211
		49,453,713
THAILAND - 2.3%
Thai Oil PLC	9,534,300	24,483,210

UNITED KINGDOM - 7.7%
Barratt Developments PLC	1,675,039	15,187,888
Bellway PLC	911,274	15,119,543
Lloyds TSB Group PLC	2,268,727	21,316,128
Persimmon PLC	971,911	15,477,492
Taylor Wimpey PLC	3,681,451	14,894,765
		81,995,816
TOTAL COMMON STOCK
(Cost $1,015,140,688)		1,050,212,826

OTHER ASSETS & LIABILITIES (NET) - 0.8%		8,957,295
NET ASSETS - 100%		$1,059,170,121

(a) ADR - American Depository Receipts
(b) Non-income producing security
(c)	At December 31, 2007, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $1,015,475,692 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value
over tax cost		$127,369,762
Aggregate gross unrealized depreciation for all

investments in which there is an excess of tax
cost over value	(92,632,627)
Net unrealized appreciation	$34,737,135

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
Material	28.0%
Industrial	18.8%
Financial	16.7%
Consumer Discretionary	13.2%
Consumer Staples	6.9%
Energy	6.9%
Telecommunication Services	4.6%
Utilities	2.9%
Information Technology	2.0%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Quantitative Group of Funds

By: /s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee

Date: February 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee (Principal Executive Officer)

Date: February 14, 2008

By:	/s/ Leon Okurowski

Leon Okurowski

Treasurer (Principal Financial Officer)

Date: February 14, 2008